UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment           [     ]; Amendment Number:
This Amendment (Check only one.): [     ] is a restatement.
                                  [     ] adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name:		  Capital Management Associates
Address:	140 Broadway
		       44th Floor
		       New York, NY  10005

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name 	Joseph A. Zock
Title:	President
Phone:	212-320-2000

Signature, Place, and Date of Signing:

Joseph A. Zock, New York, New York, October 20, 2000

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[  ]	13F NOTICE.
[  ]	13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



FORM 13F SUMMARY PAGE





Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:



List of Other Included Mangers:

No. 13F File Number	Name





























Capital Management Associates
FORM 13F
September 30, 2000

                                                                                 Voting Authority
                        Title
                        of            Value    Shares/ Sh/Put/Invstmt Other
Name of Issuer          class CUSIP   (x$1000) Prn Amt PrnCallDscretn Managers     Sole   Shared None

ADVANCED ENERGY IND      COM  007973100  6,884   208,600SH     Sole                   208,600
ALBERTSON'S INC          COM  013104104 17,767   846,050SH     Sole                   846,050
AMERICAN GREETINGS CORP. COM  026375105 19,541 1,116,650SH     Sole                 1,116,650
ANTEC CORP.              COM  03664P105 20,767   703,950SH     Sole                   703,950
APACHE CORP.             COM  037411105 18,713   316,500SH     Sole                   316,500
BARD (C.R.) INC.         COM  067383109 18,882   446,900SH     Sole                   446,900
BOWATER INC.             COM  102183100 17,068   367,550SH     Sole                   367,550
BRINKER INTERNATIONAL IN COM  109641100 18,908   627,650SH     Sole                   627,650
CHIRON CORP.             COM  170040109  9,965   221,450SH     Sole                   221,450
COMPASS BANCSHARES INC   COM  20449h109 17,617   903,450SH     Sole                   903,450
CONSTELLATION ENERGY GRO COM  210371100 14,139   284,200SH     Sole                   284,200
COOPER CAMERON CORP      COM  216640102 14,236   193,200SH     Sole                   193,200
DEERE & CO               COM  244199105 18,056   543,050SH     Sole                   543,050
ENSCO INTERNATIONAL INC  COM  26874Q100 15,342   401,100SH     Sole                   401,100
FLOWERS INDS INC         COM  343496105 42,321 2,170,299SH     Sole                 2,170,299
GENZYME CORP             COM  372917104 14,122   207,100SH     Sole                   207,100
HARCOURT GENERAL INC.    COM  41163g101 19,202   325,450SH     Sole                   325,450
HELIX TECHNOLOGY CORP    COM  423319102 19,717   660,000SH     Sole                   660,000
IVAX CORP                COM  465823102 19,166   416,650SH     Sole                   416,650
LSI LOGIC CORP           COM  502161102 14,910   509,750SH     Sole                   509,750
MCCORMICK & CO-NON VTG   COM  579780206 20,453   687,500SH     Sole                   687,500
NABORS INDUSTRIES INC.   COM  629568106 18,088   345,200SH     Sole                   345,200
NATIONAL SEMICONDUCTOR COCOM  637640103 18,300   454,650SH     Sole                   454,650
OUTBACK STEAKHOUSE INC.  COM  689899102 20,070   739,900SH     Sole                   739,900
PG & E CORP              COM  69331c108 16,926   699,800SH     Sole                   699,800
POLYONE CORP             COM  73179p106 10,756 1,470,930SH     Sole                 1,470,930
SEMPRA ENERGY            COM  816851109 19,689   946,038SH     Sole                   946,038
SOUTHWEST AIRLINES       COM  844741108 21,716   895,525SH     Sole                   895,525
SUMMIT BANCORP           COM  866005101 25,487   738,750SH     Sole                   738,750
TERADYNE INC             COM  880770102 13,078   373,650SH     Sole                   373,650
TEXAS INDUSTRIES INC.    COM  882491103 17,013   533,750SH     Sole                   533,750
TIDEWATER INC.           COM  886423102  4,568   100,400SH     Sole                   100,400
TOMMY HILFIGER CORP      COM  G8915Z102 15,848 1,646,500SH     Sole                 1,646,500
TXU CORPORATION          COM  882848104 23,206   585,650SH     Sole                   585,650
UNOCAL CORP              COM  915289102 19,671   555,100SH     Sole                   555,100
WEYERHAEUSER CO.         COM  962166104 14,985   371,150SH     Sole                   371,150
ZIONS BANCORPORATION     COM  989701107 23,832   466,000SH     Sole                   466,000